UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



   HAVERFORD QUALITY GROWTH STOCK FUND
   ANNUAL REPORT                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------





                                    ---------
                                    HAVERFORD
                                    ---------








                                           INVESTMENT ADVISER:
                                           HAVERFORD INVESTMENT MANAGEMENT, INC.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................    1

Statement of Net Assets ................................................    4

Statement of Operations ................................................    7

Statement of Changes in Net Assets .....................................    8

Financial Highlights ...................................................    9

Notes to Financial Statements ..........................................   10

Report of Independent Registered Public Accounting Firm ................   15

Trustees and Officers of The Advisors' Inner Circle Fund ...............   16

Disclosure of Fund Expenses ............................................   24

Notice to Shareholders .................................................   26

Shareholder Voting Results .............................................   27
--------------------------------------------------------------------------------


The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


Dear Fellow Shareholder,

PERFORMANCE SUMMARY

For the six months ended October 31, 2005, the Fund returned 2.04%. The Fund's performance benchmark, the S&P 500, posted a return of 5.27% over the same period while the Russell 1000 Growth Index returned 7.59% and the S&P 500/Barra Growth Index returned 4.10%.

For the twelve months ended October 31, the Fund returned 3.57%. The Fund's performance benchmark, the S&P 500, posted a return of 8.72% over the same period while the Russell 1000 Growth Index returned 8.81% and the S&P 500/Barra Growth Index returned 7.25%.

The year 2005 will be forever remembered for the devastation brought on by hurricanes Katrina and Rita. Our thoughts and prayers are with those who have been displaced from their homes and we wish them a speedy return to their normal life. While such crises make our emotions stir, it is important to recognize the difference between natural disasters in the United States and similar events in poorer nations. Due to generous government aid and response in the U.S., the disruptions to business tend to be relatively short lived and the rebuilding efforts tend to be relatively large and long-lived. This marks a sharp contrast to the impact disasters have on poorer economies outside the U.S., which are often hobbled for years.

The hurricanes' impact fell heavily on the energy sector, particularly gasoline refining and natural gas distribution, which are geographically concentrated in the affected area. Louisiana and Texas account for over 40% of the nation's refining capacity. As a result, consumers are now paying elevated prices for gasoline and will soon be paying similar prices for home heating oil. It is reasonable to expect that such high energy prices will have a dampening effect on consumer spending. Fortunately, however, the economy was in strong shape prior to the hurricanes and, as a result, well-equipped to absorb the impact of any weakness in consumer spending caused by higher energy costs.

Despite the hurricanes, third and fourth quarter S&P 500 profits are estimated to grow at the mid-teen level. Even excluding the energy sector's 70%+ growth, S&P 500 profits are still expected to grow at a double digit rate. This marks the 11th consecutive quarter of double digit growth, considerably higher than the long-term average rate of approximately 7%. This is a remarkable record given eleven interest rate hikes by the Federal Reserve and a doubling in oil prices over the past 15 months.

As we have stated repeatedly in the past, the Haverford Quality Growth portfolio continues to deliver both double-digit earnings growth and double-digit dividend growth. This strong growth in earnings combined with subdued stock price appreciation, has resulted in more attractive valuations. Within the broad market, high-quality issues are trading at extremely attractive valuations relative to low-quality issues.

As we move towards a new year, the two questions most frequently asked of us are: "When will stocks move up and out of this flat market? When will large cap quality growth regain its mar-

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

ket leadership?" While the path to improved returns will likely be far from straight, we expect to see better returns from both the broad markets and high-quality issues in the near future.

Our optimism comes from a comparison of today to the beginning of 1995, a period marked by moderating growth following an economic rebound, rising short-term interest rates, and a flat stock market. The 1995 economy, much as it is today, was entering a prolonged period of moderate but sustainable economic growth. The Federal Reserve was raising interest rates from an accommodative level, having recently aided in bringing the economy out of a recession. Having been flat throughout all of 1994, when the Federal Reserve finally halted its tightening campaign, the stock market began to rally. Furthermore, this strong market was led by quality issues that were capable of sustaining premium earnings growth throughout this period of moderate economic growth. Today, with the Federal Reserve in the final stages of its rate hike campaign and quality growth stocks trading at attractive valuations relative to non-quality alternatives, we believe that a market advance led by quality issues is in order.


Sincerely,


/s/Harry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management


THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------
                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE HAVERFORD QUALITY GROWTH STOCK
                         FUND VERSUS THE S&P 500 INDEX.

                    -----------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN(1)
                       FOR PERIOD ENDED OCTOBER 31, 2005
                    -----------------------------------------
                                             Annualized
                       One Year             Inception to
                        Return                  Date
                    -----------------------------------------
                         3.57%                  0.81%
                    -----------------------------------------


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

             Haverford Quality Growth Stock Fund    S&P 500 Index(1)
6/30/04(2)   $10,000                                $10,000
2004           9,760                                  9,963
2005          10,109                                 10,831

                         Periods ended on October 31st

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2) The Haverford Quality Growth Stock Fund commenced operations on June 30,
    2004.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

20.3%  Consumer Staples
18.2%  Health Care
17.9%  Financial Services
16.5%  Consumer Discretionary
11.0%  Information Services
 9.8%  Industrial
 3.7%  Energy
 2.6%  Cash Equivalents

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 16.5%
   Gannett .............................................    12,500   $   783,250
   Home Depot ..........................................    22,700       931,608
   Johnson Controls ....................................     7,475       508,674
   Lowe's ..............................................     7,550       458,813
   McGraw-Hill .........................................    11,450       560,363
   Target ..............................................     8,025       446,912
                                                                     -----------
                                                                       3,689,620
                                                                     -----------
CONSUMER STAPLES -- 20.3%
   Coca-Cola ...........................................    11,325       484,483
   Colgate-Palmolive ...................................    14,175       750,708
   PepsiCo .............................................    15,450       912,786
   Procter & Gamble ....................................    11,425       639,686
   Sysco ...............................................    25,050       799,345
   Wal-Mart Stores .....................................    20,425       966,307
                                                                     -----------
                                                                       4,553,315
                                                                     -----------
ENERGY -- 3.7%
   Exxon Mobil .........................................    14,825       832,276
                                                                     -----------
FINANCIAL SERVICES -- 17.9%
   Aflac ...............................................    12,325       588,888
   American Express ....................................     9,875       491,479
   American International Group ........................    14,225       921,780
   Citigroup ...........................................    24,350     1,114,743
   Wells Fargo .........................................    14,725       886,445
                                                                     -----------
                                                                       4,003,335
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         ---------   -----------
HEALTH CARE -- 18.2%
   Abbott Laboratories .................................    15,475   $   666,199
   Becton Dickinson ....................................    10,725       544,294
   Johnson & Johnson ...................................    18,000     1,127,160
   Medtronic ...........................................    10,050       569,433
   Novartis ADR ........................................     9,425       507,253
   Pfizer ..............................................    30,850       670,679
                                                                     -----------
                                                                       4,085,018
                                                                     -----------
INDUSTRIAL -- 9.8%
   3M ..................................................     6,500       493,870
   General Electric ....................................    33,050     1,120,725
   United Parcel Service, Cl B .........................     7,925       578,050
                                                                     -----------
                                                                       2,192,645
                                                                     -----------
INFORMATION SERVICES -- 11.0%
   Automatic Data Processing ...........................    15,525       724,396
   Intel ...............................................    35,125       825,438
   Microsoft ...........................................    36,025       925,843
                                                                     -----------
                                                                       2,475,677
                                                                     -----------
   Total Common Stock
      (Cost $21,237,553) ...............................              21,831,886
                                                                     -----------

--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 2.6%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Government Fund,
     Cl A, 3.66% (A) ...................................   204,416       204,416
   SEI Daily Income Trust, Prime Obligation Fund,
     Cl A, 3.68% (A) ...................................   379,702       379,702
                                                                     -----------
   Total Cash Equivalents
      (Cost $584,118) ..................................                 584,118
                                                                     -----------
   Total Investments -- 100.0%
      (Cost $21,821,671) ...............................             $22,416,004
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Receivable due from Investment Advisor.................          $    12,016
   Payable for Investment Securities Purchased............              (59,436)
   Administration Fees Payable............................               (8,493)
   Payable for Fund Shares Redeemed.......................               (5,767)
   Trustees' Fees Payable.................................               (4,696)
   Other Assets and Liabilities, Net......................               70,909
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                4,533
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ............................          $22,420,537
                                                                    ===========

-------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
   Paid-in Capital (unlimited authorization-- no par value)         $21,913,518
   Undistributed net investment income....................                  680
   Accumulated net realized loss on investments...........              (87,994)
   Net unrealized appreciation on investments.............              594,333
                                                                    -----------
   TOTAL NET ASSETS ......................................          $22,420,537
                                                                    ===========
Net Asset Value, Offering and Redemption Price
   Per Share ($22,420,537 / 2,246,496 Shares).............                $9.98
                                                                          =====
 (A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $914) ..................  $ 388,256
                                                                      ---------
   TOTAL INCOME ....................................................    388,256
                                                                      ---------
EXPENSES
Investment Advisory Fees ...........................................    110,676
Administration Fees ................................................    100,000
Trustees' Fees .....................................................     11,819
Transfer Agent Fees ................................................     52,935
Legal Fees .........................................................     32,325
Offering Fees ......................................................     22,643
Printing Fees ......................................................     17,678
Audit Fees .........................................................     16,614
Registration and Filing Fees .......................................      4,843
Custodian Fees .....................................................      3,272
Other Expenses .....................................................     15,586
                                                                      ---------
   TOTAL EXPENSES ..................................................    388,391
                                                                      ---------
Less:
Waiver of Investment Advisory Fees .................................   (110,676)
Reimbursement of Other Operating Expenses ..........................    (91,359)
Fees Paid Indirectly (Note 4) ......................................     (1,894)
                                                                      ---------
   NET EXPENSES ....................................................    184,462
                                                                      ---------
NET INVESTMENT INCOME ..............................................    203,794
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS ...................................    (65,519)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...............    345,265
                                                                      ---------
NET GAIN ON INVESTMENTS ............................................    279,746
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............  $ 483,540
                                                                      =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             YEAR             JUNE 30,
                                                             ENDED            2004* TO
                                                          OCTOBER 31,        OCTOBER 31,
                                                             2005               2004
                                                          -----------       -----------
OPERATIONS:
   Net Investment Income ..............................   $   203,794       $     7,463
   Net Realized Loss on Investments ...................       (65,519)          (22,475)
   Net Change in Unrealized Appreciation on Investments       345,265           249,068
                                                          -----------       -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       483,540           234,056
                                                          -----------       -----------
DIVIDENDS:
   Net Investment Income ..............................      (208,608)           (1,969)
                                                          -----------       -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     9,073,533        13,039,350
   In Lieu of Dividends ...............................       206,476             1,915
   Redeemed ...........................................      (387,611)          (20,145)
                                                          -----------       -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ...............................     8,892,398        13,021,120
                                                          -----------       -----------
   TOTAL INCREASE IN NET ASSETS .......................     9,167,330        13,253,207
NET ASSETS:
   Beginning of Period ................................    13,253,207                --
                                                          -----------       -----------
   End of Period (Including Undistributed Net Investment
     Income of $680 and $5,494, respectively) .........   $22,420,537       $13,253,207
                                                          ===========       ===========
SHARE TRANSACTIONS:
   Issued .............................................       906,074         1,360,641
   In Lieu of Dividends ...............................        20,485               196
   Redeemed ...........................................       (38,825)           (2,075)
                                                          -----------       -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................       887,734         1,358,762
                                                          ===========       ===========

   *  COMMENCEMENT OF OPERATIONS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        YEAR           JUNE 30,
                                                        ENDED          2004* TO
                                                     OCTOBER 31,      OCTOBER 31,
                                                        2005             2004
                                                     -----------      -----------
Net Asset Value, Beginning of Period ..............      $ 9.75           $ 10.00
                                                         ------           -------
Gain (Loss) from Investment Operations:
   Net Investment Income ..........................        0.11(1)(3)        0.04(1)
   Net Realized and Unrealized Gain (Loss) ........        0.24(1)          (0.28)(1)(2)
                                                         ------           -------
   Total from Investment Operations ...............        0.35             (0.24)
                                                         ------           -------
Dividends:
   Net Investment Income ..........................       (0.12)            (0.01)
                                                         ------           -------
   Total Dividends ................................       (0.12)            (0.01)
                                                         ------           -------
Net Asset Value, End of Period ....................      $ 9.98           $  9.75
                                                         ======           =======
   TOTAL RETURN+ ..................................        3.57%            (2.40)%**
                                                         ======           =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............     $22,421           $13,253
Ratio of Expenses to Average Net Assets ...........        1.00%(4)          1.00%***
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Fees Paid Indirectly) ..............        2.11%            14.09%***
Ratio of Net Investment Income
   to Average Net Assets ..........................        1.10%(3)          1.10%***
Portfolio Turnover Rate ...........................          13%                3%

  * COMMENCEMENT OF OPERATIONS
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** ANNUALIZED.
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund commenced operations on June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

     through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     OFFERING COSTS -- The Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are amortized to expense over a one year period from inception. As of October 31, 2005, the offering costs were fully amortized.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

annual fee equal to the higher of $100,000 for the Fund, plus $75,000 for each additional fund created and $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

During the year ended October 31, 2005, the Fund earned cash management credits of $1,894 which were used to offset transfer agent expenses. The effect of these credits on the Fund's expense ratio as a percentage of average daily net assets for the year ended October 31, 2005, was an increase of 0.01%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the Fund made purchases of $11,782,447 and sales of $2,393,757 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. At October 31, 2005 there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the last periods ending October 31, 2005 were as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN              TOTAL
                       -------------   ------------------    ------------------
2005                      $208,608            $ --                 $208,608
2004                         1,969              --                    1,969

As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                   $ 26,423
     Capital Loss Carryforwards                                       (87,994)
     Unrealized Appreciation                                          594,333
     Other Temporary Differences                                      (25,743)
                                                                     --------
     Total Distributable Earnings                                    $507,019
                                                                     ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The Fund had capital loss carryforwards expiring as follows:

     2012..........................  $22,475
     2013..........................   65,519
                                     -------
                                     $87,994
                                     =======

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2005, were as follows:

FEDERAL               APPRECIATED            DEPRECIATED          NET UNREALIZED
TAX COST              SECURITIES             SECURITIES            APPRECIATION
-----------           -----------            -----------          --------------
$21,821,671           $1,307,441             $(713,108)              $594,333

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

8. OTHER:

At October 31, 2005, 60% of total shares outstanding were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLC. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Haverford Quality Growth Stock Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Haverford Quality Growth Stock Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended October 31, 2005 and the period from June 30, 2004 (inception) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended October 31, 2005 and for the period from June 30, 2004 (inception) through
October  31,  2004  in  conformity  with  U.S.  generally  accepted   accounting
principles.


                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the



                                                              TERM OF
                                    POSITION(S)              OFFICE AND
    NAME, ADDRESS,                   HELD WITH                LENGTH OF
        AGE 1                        THE TRUST              TIME SERVED 2
--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman               (Since 1991)
59 yrs. old                        of the Board
                                    of Trustees
























--------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee               (Since 1992)
1701 Market Street
Philadelphia, PA 19103
65 yrs. old
















--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.


                                      NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                  INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------




Currently performs various services      38       Trustee of The Advisors' Inner
on behalf of SEI Investments for which            Circle Fund II, Bishop Street
Mr. Nesher is compensated. Executive              Funds, SEI Asset Allocation
Vice President of SEI Investments,                Trust, SEI Daily Income Trust,
1986-1994. Director and Executive                 SEI Index Funds, SEI
Vice President of the Administrator               Institutional International
and the Distributor, 1981-1994.                   Trust, SEI Institutional
                                                  Investments Trust, SEI
                                                  Institutional Managed Trust,
                                                  SEI Liquid Asset Trust, SEI
                                                  Tax Exempt Trust,
                                                  SEI Opportunity Master Fund,
                                                  L.P., SEI Opportunity Fund,
                                                  L.P., SEI Absolute Return
                                                  Master Fund, L.P., SEI
                                                  Absolute Return Fund, L.P.,
                                                  SEIGlobal Master Fund, PLC,
                                                  SEI Global Assets Fund, PLC,
                                                  SEI Global Investments Fund,
                                                  PLC, SEI Investments Global,
                                                  Limited, SEI
                                                  Investments-Global Fund
                                                  Services, Limited, SEI
                                                  Investments (Europe) Ltd., SEI
                                                  Investments-Unit Trust
                                                  Management (UK) Limited, and
                                                  SEI Global Nominee Ltd.
--------------------------------------------------------------------------------
Self-employed consultant since 2003.     38       Director of SEI Investments
Partner, Morgan, Lewis & Bockius                  Company and SEI Investments
LLP (law firm) from 1976-2003,                    Distribution Co., SEI
counsel to the Trust, SEI Investments,            Investments-Global Fund
the Administrator and the Distributor.            Services, Limited, SEI
Director of SEI Investments since 1974;           Investments (Europe), Limited,
Secretary of SEI Investments since 1978.          SEI Investments (Asia)
                                                  Limited, SEI Asset Korea Co.,
                                                  Ltd., Trustee of The Advisors'
                                                  Inner Circle Fund II, SEI
                                                  Investments, SEI Asset
                                                  Allocation Trust, SEI Daily
                                                  Income Trust, SEI Index Funds,
                                                  SEI Institutional
                                                  International Trust, SEI
                                                  Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust and SEI Tax Exempt
                                                  Trust.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                     TERM OF
                                  POSITION(S)               OFFICE AND
    NAME, ADDRESS,                 HELD WITH                LENGTH OF
        AGE 1                      THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                      Trustee                 (Since 1993)
78 yrs. old

--------------------------------------------------------------------------------
EUGENE B. PETERS                    Trustee                 (Since 1993)
76 yrs. old







--------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee                 (Since 1994)
74 yrs. old










--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.             Trustee                 (Since 1999)
63 yrs. old















--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                      NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                  INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------



Vice Chairman of Ameritrust Texas        38       Trustee of The Advisors' Inner
N.A., 1989-1992, and MTrust Corp.,                Circle Fund II.
1985-1989.
--------------------------------------------------------------------------------
Private investor from 1987 to present.   38       Trustee of The Advisors' Inner
Vice President and Chief Financial                Circle Fund II.
Officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
--------------------------------------------------------------------------------
Attorney, Solo Practitioner since        38       Trustee of The Advisors' Inner
1994. Partner, Dechert (law firm),                Circle Fund II, SEI Asset
September 1987-December 1993.                     Allocation Trust, SEI Daily
                                                  Income Trust, SEI Index Funds,
                                                  SEI Institutional
                                                  International Trust, SEI
                                                  Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust, SEI Tax Exempt
                                                  Trust and U.S. Charitable Gift
                                                  Trust.
--------------------------------------------------------------------------------
Chief Executive Officer, Newfound        38       Trustee, State Street
Consultants, Inc. since April 1997.               Navigator Securities Lending
General Partner, Teton Partners, L.P.,            Trust, since 1995. Trustee of
June 1991-December 1996; Chief                    The Fulcrum Trust. Trustee of
Financial Officer, Nobel Partners,                The Advisors' Inner Circle
L.P., March 1991-December 1996;                   Fund II, SEI Asset Allocation
Treasurer and Clerk, Peak Asset                   Trust, SEI Daily Income Trust,
Management, Inc., since 1991.                     SEI Index Funds, SEI
                                                  Institutional International
                                                  Trust, SEI Institutional
                                                  Investments Trust, SEI
                                                  Institutional Managed Trust,
                                                  SEI Liquid Asset Trust, SEI
                                                  Tax Exempt Trust, SEI
                                                  Opportunity Master Fund, L.P.,
                                                  SEI Absolute Return Fund, L.P.
                                                  and SEI Opportunity Fund, L.P.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                              TERM OF
                                   POSITION(S)              OFFICE AND
    NAME, ADDRESS,                 HELD WITH                 LENGTH OF
        AGE 1                      THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN                  Trustee                 (Since 2005)
62 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee                 (Since 2005)
71 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee                 (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                 President                (Since 2003)
43 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON                    Controller                (Since 2005)
45 yrs. old                       and Chief
                              Financial Officer


--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                   Chief                  (Since 2004)
37 yrs. old                       Compliance
                                    Officer
--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                      NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                  INNER CIRCLE FUND   OTHER DIRECTORSHIPS
      PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICER 3
--------------------------------------------------------------------------------



Self-Employed Legal and Financial        38       Trustee of The Advisors' Inner
Services Consultant since 2003.                   Circle Fund II.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.
--------------------------------------------------------------------------------
Self-Employed Business Consultant,       38       Director, Crown Pacific, Inc.
Business Project Inc. since 1997.                 and Trustee of The Advisors'
CEO and President, United Grocers                 Inner Circle Fund II.
Inc. from 1997 to 2000.
--------------------------------------------------------------------------------
Retired.                                 38       Director, Federal Agricultural
                                                  Mortgage Corporation. Trustee
                                                  of The Advisors' Inner Circle
                                                  Fund II.
--------------------------------------------------------------------------------




Senior Operations Officer, SEI           N/A                N/A
Investments, Fund Accounting and
Administration since 1996; Assistant
Chief Accountant for the U.S.
Securities and Exchange Commission
from 1993-1996.
--------------------------------------------------------------------------------
Director, SEI Investments, Fund          N/A                N/A
Accounting since July 2005.
Manager, SEI Investments AVP from
April 1995 to February 1998 and
November 1998 to July 2005.
--------------------------------------------------------------------------------
Vice President and Assistant             N/A                N/A
Secretary of SEI Investments and
Vice President and Assistant
Secretary of SEI Investments Global
Funds Services from 2000-2004;
Vice President, Merrill Lynch & Co.
Asset Management Group from
1998- 2000; Associate at Pepper
Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                               TERM OF
                                  POSITION(S)                OFFICE AND
    NAME, ADDRESS,                 HELD WITH                  LENGTH OF
        AGE 1                      THE TRUST                 TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE                     Vice President             (Since 2004)
37 yrs. old                      and Secretary





--------------------------------------------------------------------------------
TIMOTHY D. BARTO                 Vice President             (Since 2000)
37 yrs. old                      and Assistant
                                   Secretary



--------------------------------------------------------------------------------
PHILIP T. MASTERSON              Vice President             (Since 2004)
41 yrs. old                      and Assistant
                                   Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                       AML Officer              (Since 2005)
28 yrs. old








--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                           NUMBER OF
                                          PORTFOLIOS
                                       IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS              BOARD MEMBER         HELD BY OFFICER
--------------------------------------------------------------------------------


Employed by SEI Investments Company           N/A                   N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities
Group from 1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and           N/A                   N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
--------------------------------------------------------------------------------
Employed by SEI Investments Company           N/A                   N/A
since 2004. General Counsel, CITCO
Mutual Fund Services from 2003-2004.
Vice President and Associate Counsel,
Oppenheimer Funds from 2001-2003
and Vice President and Assistant
Counsel from 1997-2001.
--------------------------------------------------------------------------------
Assistant Vice President and AML              N/A                   N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004
to November 2004. Senior Compliance
Analyst at UBS Financial Services
from October 2002 to January 2004.
Knowledge Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

                            BEGINNING       ENDING      ANNUALIZED    EXPENSES
                            ACCOUNT         ACCOUNT    EXPENSE RATIO    PAID
                              VALUE          VALUE        FOR THE    DURING THE
                             4/30/05       10/31/05       PERIOD       PERIOD*
--------------------------------------------------------------------------------
HAVERFORD QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN        $1,000.00      $1,020.40         1.00%      $5.10
HYPOTHETICAL 5% RETURN     1,000.00       1,020.16         1.00        5.09
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2005, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                    LONG TERM                                              QUALIFYING
                   (15% RATE)     ORDINARY                               DIVIDEND INCOME
                  CAPITAL GAIN     INCOME         TOTAL      QUALIFYING  (15% TAX RATE
PORTFOLIO         DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DIVIDEND (1)  FOR QDI) (2)
----------        ------------- ------------- ------------- ------------ ---------------
Haverford Growth
   Stock Fund ...     0.00%        100.00%        100.00%      95.08%         94.93%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2005 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                          NUMBER OF         % OF SHARES    % OF SHARES
                                            SHARES          OUTSTANDING      PRESENT
                                       -----------------    ------------   -----------
ROBERT A. NESHER
Affirmative...................         1,968,778,879.060         83.336%        99.953%
Withheld .....................               928,748.332          0.039%         0.047%
Total.........................         1,969,707,627.392         83.375%           100%

WILLIAM M. DORAN
Affirmative...................         1,968,769,215.571         83.335%        99.952%
Withheld .....................               938,411.821          0.040%         0.048%
Total.........................         1,969,707,627.392         83.375%           100%

JOHN T. COONEY
Affirmative...................         1,968,445,827.062         83.322%        99.936%
Withheld .....................             1,261,800.330          0.053%         0.064%
Total.........................         1,969,707,627.392         83.375%           100%

ROBERT A. PATTERSON
Affirmative...................         1,968,404,985.954         83.320%        99.934%
Withheld .....................             1,302,641.438          0.055%         0.066%
Total.........................         1,969,707,627.392         83.375%           100%

EUGENE B. PETERS
Affirmative...................         1,968,506,856.025         83.324%        99.939%
Withheld .....................             1,200,771.367          0.051%         0.061%
Total.........................         1,969,707,627.392         83.375%           100%

JAMES M. STOREY
Affirmative...................         1,968,556,832.006         83.326%        99.942%
Withheld.....................              1,150,795.386          0.049%         0.058%
Total.........................         1,969,707,627.392         83.375%           100%

GEORGE J. SULLIVAN
Affirmative...................         1,968,795,230.525         83.337%        99.954%
Withheld .....................               912,396.867          0.038%         0.046%
Total.........................         1,969,707,627.392         83.375%           100%

BETTY L. KRIKORIAN
Affirmative...................         1,968,754,119.096         83.335%        99.952%
Withheld .....................               953,508.296          0.040%         0.048%
Total.........................         1,969,707,627.392         83.375%           100%

CHARLES E. CARLBOM
Affirmative...................         1,968,689,813.190         83.332%        99.948%
Withheld .....................             1,017,814.202          0.043%         0.052%
Total.........................         1,969,707,627.392         83.375%           100%

MITCHELL A. JOHNSON
Affirmative...................         1,968,801,283.525         83.337%        99.954%
Withheld......................               906,343.867          0.038%         0.046%
Total.........................         1,969,707,627.392         83.375%           100%

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

HIM-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.